Income Tax (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Income Tax - Schedule Of Deferred Tax Assets And Liabilities
Expense from deferred taxes results from the use of the tax loss carryforwards	€ 269	€ 256	€ 10,400